OTHER RESERVES (Details) - Schedule of Revaluation Reserve in Respect of Debt Securities - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
Change in fair value	£ (50)	£ 0	£ (97)
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	0	0
Debt securities
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	123	279
At 31 December	99	123	279
Debt securities | Reserve of gains and losses on financial assets measured at fair value through other comprehensive income
Revaluation reserve in respect of debt securities held at fair value through other comprehensive income
At 1 January	123	279	472
Change in fair value	46	(30)	(37)
Deferred tax	29	10	35
Income tax relating to changes in revaluation surplus included in other comprehensive income	(2)	0	0
Expected credit loss in respect of financial assets as fair value through other comprehensive income (memorandum item)	73	(20)	(2)
Income statement transfers in respect of disposals (note 9)	(149)	(196)	(275)
Deferred tax	47	61	84
Net Income statement transfers	(102)	(135)	(191)
Impairment recognised in the income statement	5	(1)	0
At 31 December	£ 99	£ 123	£ 279